Shares and Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Shares and Stockholders' Equity [Abstract]
Shares and Stockholders' Equity	19. Shares and Stockholders’ Equity

Preferred Shares

Preferred stock authorized, issued and outstanding (number of shares) was as follows:

	As of December 31,
	2022			2021
	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
9.250% Fixed Rate Reset Non-Cumulative
Preferred Stock, Series C	20,000	20,000	20,000	-	-	-
9.000% Non-Cumulative Preferred Stock, Series D	20,000	20,000	20,000	-	-	-
Not designated	9,960,000	-	-	10,000,000	-	-
Total preferred shares	10,000,000	40,000	40,000	10,000,000	-	-

In November 2022, we issued 500,000 depositary shares (“Series C Depositary Shares”), each representing a 1/25th interest in a share of our 9.250% Fixed Rate Reset Non-Cumulative Preferred Stock, Series C liquidation preference $25,000 per share (the “Series C Preferred Stock”) and in the aggregate representing 20,000 shares of Series C Preferred Stock, for aggregate net cash proceeds of $493 million. Dividends, if declared, will be payable commencing on March 1, 2023, and will accrue and be payable on the first day of March and September each year, in arrears, at an annual rate of 9.250% on the liquidation preference of $25,000 per share. From, and including March 1, 2028 (the first “reset date”), the annual rate will reset every five years at a rate equal to the five-year treasury rate as of the most recent reset dividend determination date plus 5.318%. We may, at our option, redeem our Series C Preferred Stock in whole but not in part within 90 days after certain rating agency events, or a regulatory capital event, or in whole or in part, from time to time, during the three-month period prior to each reset date.

We may, at our option, redeem the Series C Preferred Stock, (a) in whole but not in part within 90 days after the occurrence of a rating agency event at a redemption price equal to 102% of the stated amount of a share of Series C Preferred Stock (initially, $25,500 per share of Series C Preferred Stock, equivalent to $1,020 per Depositary Share), plus an amount equal to any dividends per share that have accrued but not been declared and paid for the then-current dividend period to, but excluding, such redemption date; and (b)(i)in whole but not in part within 90 days after the occurrence of a regulatory capital event, or (ii) in whole or in part, from time to time, during the three-month period prior to March 1, 2028, and during the three-month period prior to each reset date thereafter in each case, at a redemption price equal to the stated amount of a share of Series C Preferred Stock (initially, $25,000 per share of Series C Preferred Stock, equivalent to $1,000 per Depositary Share), plus an amount equal to any dividends per share that have accrued but not been declared and paid for the then-current dividend period to, but excluding, such redemption date.

In November 2022, we issued 20,000,000 depositary shares (“Series D Depositary Shares”), each representing a 1/1000th interest in a share of our 9.000% Series D, Non-Cumulative Preferred Stock, liquidation preference $25,000 per share (the “Series D Preferred Stock”) and in the aggregate representing 20,000 shares of Series D Preferred Stock, for aggregate net cash proceeds of $493 million. Dividends, if declared, will be payable commencing on March 1, 2023, and will accrue and be payable quarterly on the first day of March, June, September, and December each year, in arrears, at an annual rate of 9.000%. We may, at our option, redeem our Series D Preferred Stock in whole but not in part within 90 days after certain rating agency events, or a regulatory capital event, or in whole or in part, at any time or from time to time, on or after December 1, 2027.

We may, at our option, redeem the Series D Preferred Stock, (a) in whole but not in part, at any time prior to December 1, 2027, within 90 days after the occurrence of a rating agency event at a redemption price equal to 102% of the stated amount of a share of Series D Preferred Stock (initially, $25,500 per share of Series D Preferred Stock, equivalent to $25.50 per Depositary Share), plus an amount equal to any dividends per share that have accrued but not been declared and paid for the then-current dividend period to, but excluding, such redemption date, and (b)(i) in whole but not in part, at any time prior to December 1, 2027, within 90 days after the occurrence of a regulatory capital event; or (ii) in whole or in part, at any time or from time to time on or after December 1, 2027, in each case, at a redemption price equal to the stated amount of a share of Series D Preferred Stock (initially, $25,000 per share of Series D Preferred Stock, equivalent to $25.00 per Depositary Share), plus an amount equal to any dividends per share that have accrued but not been declared and paid for the then-current dividend period to, but excluding, such redemption date.

The Series C Preferred Stock and the Series D Preferred Stock (together, the “Preferred Stock”) rank equally with each other for liquidation preference. The Preferred Stock is senior to our common stock with respect to the payment of dividends, if declared, and distributions of assets upon any liquidation, dissolution or winding-up of the Company. The ability of the Company to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of its common stock or any shares of the Company that rank junior to, or on parity with, the Preferred Stock is subject to certain restrictions in the event that we do not declare and pay (or set aside) dividends on the Preferred Stock for the last preceding dividend period.

Except as otherwise provided by law, every holder of Preferred Stock will have the right at every shareholders’ meeting to one vote for each share of Preferred Stock held in their name as of the record date for such meeting. In addition, at any time when six or more quarterly dividends, whether or not consecutive, on one or more series of the Preferred Stock is in default, the holders of all preferred stock at the time or times outstanding as to which such default shall exist shall have certain voting rights with respect to the election of additional directors to the Company’s Board of Directors, as provided in the Certificate of Designations for each series of Preferred Stock.

Each share of Preferred Stock is perpetual and has no maturity date. The Preferred Stock is not convertible into, or exchangeable for, any other class or series of stock or other securities of the Company or its subsidiaries and is not subject to any mandatory redemption, sinking fund, retirement fund, purchase fund, or other similar provisions.

Our Series C and D Preferred Stock are without par value.

Common Shares

The changes in our common stock (number of shares) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Common Stock
Balance as of beginning-of-year	177,193,515	192,329,691	196,668,532
Stock compensation/issued for benefit plans	692,491	1,106,572	547,209
Retirement/cancellation of shares	(8,665,495)	(16,242,748)	(4,886,050)
Balance as of end-of-year	169,220,511	177,193,515	192,329,691

Common Stock as of End-of-Year
Basic basis	169,220,511	177,193,515	192,329,691
Diluted basis	170,483,323	179,229,110	193,672,296

Average Common Shares

A reconciliation of the denominator (number of shares) in the calculations of basic and diluted earnings (loss) per common share was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Weighted-average shares, as used in basic calculation	171,034,695	187,359,884	193,610,225
Shares to cover non-vested stock	968,005	1,357,245	687,240
Average stock options outstanding during the year	989,123	1,844,117	746,742
options (at average market price for the year)	(783,232)	(1,419,165)	(576,582)
Shares repurchasable from measured but
unrecognized stock option expense	(21,006)	(43,314)	(2,445)
Average deferred compensation shares	512,570	-	-
Weighted-average shares, as used in diluted calculation (1)	172,700,155	189,098,767	194,465,180

(1)Due to reporting a net loss for the year ended December 31, 2022, basic shares were used in the diluted EPS calculation for this year as the use of diluted shares would have resulted in a lower loss per share.

In the event the average market price of LNC common stock exceeds the issue price of stock options and the options have a dilutive effect to our EPS, such options will be shown in the table above.

We have participants in our deferred compensation plans who selected LNC stock as the measure for the investment return attributable to all or a portion of their deferral amounts. This obligation is settled in either cash or LNC stock pursuant to the applicable plan document. We exclude deferred units of LNC stock that are antidilutive from our diluted EPS calculation. The mark-to-market adjustment of these deferred units excluded from our diluted EPS calculation was $13 million and $(8) million for the years ended December 31, 2022 and 2021, respectively.

Our common stock is without par value.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS Securities and Certain Other
Investments
Balance as of beginning-of-year	$9,616	$9,611	$5,983
Cumulative effect from adoption of new accounting standards	-	3,584	45
Unrealized holding gains (losses) arising during the year	(25,552)	(4,673)	7,925
Change in foreign currency exchange rate adjustment	(322)	(142)	180
Change in DAC, VOBA, DSI and DFEL	-	-	(3,140)
Change in future contract benefits and policyholder account balances	2,291	893	(429)
Income tax benefit (expense)	5,039	838	(970)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(15)	626	(53)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	32
Income tax benefit (expense)	3	(131)	4
Balance as of end-of-year	$(8,916)	$9,616	$9,611
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$-	$45
Cumulative effect from adoption of new accounting standard	-	-	(45)
Balance as of end-of-year	$-	$-	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(85)	$(402)	$(11)
Cumulative effect from adoption of new accounting standard	-	25	-
Unrealized holding gains (losses) arising during the year	378	246	(257)
Change in foreign currency exchange rate adjustment	312	152	(174)
Change in DAC, VOBA, DSI and DFEL	-	-	(17)
Income tax benefit (expense)	(144)	(85)	94
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	92	26	48
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(1)
Income tax benefit (expense)	(19)	(5)	(10)
Balance as of end-of-year	$388	$(85)	$(402)
Policyholder Liability Discount Rate Remeasurement Gain (Loss)
Balance as of beginning-of-year	$(1,265)	$-	$-
Cumulative effect from adoption of new accounting standard	-	(1,856)
Adjustment arising during the year	2,559	751	-
Income tax benefit (expense)	(547)	(160)	-
Balance as of end-of-year	$747	$(1,265)	$-
Market Risk Benefit Non-Performance Risk Gain (Loss)
Balance as of beginning-of-year	$1,951	$-	$-
Cumulative effect from adoption of new accounting standard	-	2,874	-
Adjustment arising during the year	(266)	(1,174)	-
Income tax benefit (expense)	56	251	-
Balance as of end-of-year	$1,741	$1,951	$-
Foreign Currency Translation Adjustment
Balance as of beginning-of-year	$(14)	$(12)	$(17)
Foreign currency translation adjustment arising during the year	(20)	(2)	5
Balance as of end-of-year	$(34)	$(14)	$(12)
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(219)	$(266)	$(327)
Adjustment arising during the year	(74)	56	74
Income tax benefit (expense)	15	(9)	(13)
Balance as of end-of-year	$(278)	$(219)	$(266)

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS
Securities and Certain Other Investments
Gross reclassification	$(15)	$626	$(53)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	32	Realized gain (loss)
Reclassification before income
tax benefit (expense)	(15)	626	(21)	Income (loss) before taxes
Income tax benefit (expense)	3	(131)	4	Federal income tax expense (benefit)
Reclassification, net of income tax	$(12)	$495	$(17)	Net income (loss)

Unrealized Gain (Loss) on Derivative
Instruments
Gross reclassifications:
Interest rate contracts	$2	$3	$2	Net investment income
Interest rate contracts	(11)	(23)	(16)	Interest and debt expense
Foreign currency contracts	62	48	56	Net investment income
Foreign currency contracts	39	(2)	6	Realized gain (loss)
Total gross reclassifications	92	26	48
Associated amortization of DAC,				Commissions and other
VOBA, DSI and DFEL	-	-	(1)	expenses
Reclassifications before income
tax benefit (expense)	92	26	47	Income (loss) before taxes
Income tax benefit (expense)	(19)	(5)	(10)	Federal income tax expense (benefit)
Reclassifications, net of income tax	$73	$21	$37	Net income (loss)